Convertible Notes (Schedule Of Assumptions Used In Valuation Of Derivatives) (Details) - Derivative Liability [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 28, 2015
Assumptions Used in Valuation of Derivatives - Black Scholes Option Pricing Model:
Dividend rate	0.00%	0.00%	0.00%
Term (in years)		8 months 1 day	8 months 1 day
Volatility	100.00%	100.00%	100.00%
Risk-free interest rate		0.66%	0.66%
Minimum [Member]
Assumptions Used in Valuation of Derivatives - Black Scholes Option Pricing Model:
Term (in years)	29 days
Risk-free interest rate	0.20%
Maximum [Member]
Assumptions Used in Valuation of Derivatives - Black Scholes Option Pricing Model:
Term (in years)	4 months 28 days
Risk-free interest rate	0.39%